SHARE CAPITAL - Disclosure of number and weighted average exercise prices of restricted share units (Details) - Restricted Share Units [Member] - shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of classes of share capital [line items]
Beginning Balance	380,000	0
Granted		380,000
Vested	(95,000)
Ending Balance	285,000	380,000
Equity settled [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	380,000	0
Granted		380,000
Vested	(95,000)
Ending Balance	285,000	380,000
Cash settled [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	0	0
Granted		0
Vested	0
Ending Balance	0	0